Segment Reporting - Summary of Segment Assets on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 3,161,486	$ 2,964,757	$ 2,417,449
Canada
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	1,802,417	1,777,333	1,412,726
United States
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	1,342,720	1,169,446	987,813
Mexico
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 16,349	$ 17,978	$ 16,910